Administrative expenses (Details Narrative)	Dec. 31, 2023
Seafarers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	650
Land Based Employees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	493
Land Based Employees [member] | Asuncion [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	39
Land Based Employees [member] | San Antonio [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	45
Land Based Employees [member] | Buenos Aires [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	90
Land Based Employees [member] | Montevideo [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	13
Land Based Employees [member] | Uruguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	294
Land Based Employees [member] | Corumba [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	12